Other liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Asset retirement obligations	$ 37.4	$ 42.3
Other	22.3	23.4
Other long-term liabilities	59.7	65.7
Current portion of other long-term liabilities	(42.0)	(24.8)
Other long-term liabilities	$ 17.7	$ 40.9